Government grant advances and loans - Research Project Financing (Details)	1 Months Ended								3 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2016 USD ($) installment	Dec. 31, 2016 EUR (€) installment	Jan. 31, 2016 USD ($) installment	Jan. 31, 2016 EUR (€) installment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($) project		Dec. 31, 2017 EUR (€) project	Dec. 31, 2016 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of projects | project															2		2
Repayments of borrowings, classified as financing activities										$ 447,000		$ 589,000	[1]		$ 116,000	[1],[2]
Accrued interest										370,000,000		242,000			159,000
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										482,000	€ 425,000	492,000		€ 421,000	(207,000)		€ 176,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										644,000	567,000	$ 1,083,000		€ 927,000	$ (2,509,000)		€ 2,132,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term							3 years	3 years	3 years						4 years		4 years
Number of installments | installment			3	3
Reduction in debt carrying value			$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate												1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding			8,988,000						$ 8,988,000									€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding			3,815,000						3,815,000									2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding			$ 5,173,000						$ 5,173,000									€ 4,010,000
Proceeds received from long-term projects										1,126,000	992,000
Repayments of borrowings, classified as financing activities										$ 168,000	€ 150,000
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Number of installments | installment					4	4
Reduction in debt carrying value					$ 30,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate					1.17%														1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding					$ 2,288,000														€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding					729,000														668,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding					$ 1,558,000														€ 1,427,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term			3 years	3 years			10 years	10 years
Excess sales amount threshold			$ 393,000,000	€ 350,000,000
Period after termination date							3 years	3 years
Percentage of revenue from project			1.00%	1.00%
Maximum amount payable							$ 393,190,000	€ 350,000,000
Royalty Agreement Terms | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Research project, term					10 years	10 years
Excess sales amount threshold					$ 3,300,000.0	€ 3,000,000
Period after termination date					4 years	4 years
Percentage of revenue from project					13.00%	13.00%
Maximum amount payable					$ 674,000	€ 600,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate			1.80%						1.80%	1.80%					1.80%			1.80%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate			2.30%						2.30%	2.30%					2.30%			2.30%
Entering into significant commitments or contingent liabilities | Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects	$ 405,000	€ 365,000

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.